SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of detailed information about supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of supplemental cash flow information [Abstract]
Proceeds from sale of equipment included in accounts receivable	$ 27,365	$ 39,114	$ 0
Interest paid	$ 7,956	$ 1,118	$ 3,169